Supplemental Quarterly Financial Data (Unaudited) - Supplemental Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenues and other	$ 1,405	$ 1,531	$ 2,019	$ 1,653	$ 2,858	$ 3,476	$ 3,323	$ 3,423	$ 6,608	$ 13,080
Gain (loss) on divestiture	77	(5)	227	(18)	(824)	0	(787)	3	281	(1,608)	$ (1,231)
Expenses	6,537	5,645	3,163	2,703	8,342	3,817	2,839	2,786	18,048	17,784
Net income (loss) from continuing operations including noncontrolling interest	(5,055)	(4,119)	(917)	(1,068)	(6,308)	(341)	(303)	640	(11,159)	(6,312)	6
Net income (loss) from discontinued operations, net of tax	627	(17)	120	(238)	(983)	(247)	68	(545)	492	(1,707)	438
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(4,428)	(4,136)	(797)	(1,306)	(7,291)	(588)	(235)	95	(10,667)	(8,019)	444
Net income (loss) attributable to common stock	$ (4,015)	$ (4,143)	$ (860)	$ (1,334)	$ (7,297)	$ (691)	$ (354)	$ (18)	$ (10,352)	$ (8,360)	$ 344
Basic net income (loss) per common share
Net income (loss) from continuing operations	$ (12.28)	$ (10.91)	$ (2.60)	$ (2.91)	$ (16.77)	$ (1.17)	$ (1.10)	$ 1.35	$ (28.70)	$ (17.32)	$ (0.24)
Net income (loss) from discontinued operations	1.66	(0.04)	0.32	(0.63)	(2.61)	(0.65)	0.18	(1.38)	1.30	(4.44)	1.11
Net income (loss) per share	(10.62)	(10.95)	(2.28)	(3.54)	(19.38)	(1.82)	(0.92)	(0.03)	(27.40)	(21.76)	0.87
DILUTED NET INCOME (LOSS) PER COMMON SHARE
Net income (loss) from continuing operations	(12.28)	(10.91)	(2.60)	(2.91)	(16.77)	(1.17)	(1.10)	1.35	(28.70)	(17.32)	(0.24)
Net income (loss) from discontinued operations	1.66	(0.04)	0.32	(0.63)	(2.61)	(0.65)	0.18	(1.38)	1.30	(4.44)	1.11
Net income (loss) per share	$ (10.62)	$ (10.95)	$ (2.28)	$ (3.54)	$ (19.38)	$ (1.82)	$ (0.92)	$ (0.03)	$ (27.40)	$ (21.76)	$ 0.87
Asset impairments	$ 5,100	$ 4,100	$ 660	$ 2,100	$ 8,700	$ 123	$ 162	$ 115	$ 9,472	$ 7,102	$ 1,443